PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Actuarial Assumptions (Details)	Jun. 30, 2020	Dec. 31, 2019
Switzerland
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	0.20%	0.15%
U.S. | Hourly pension | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.70%	3.15%
U.S. | Hourly pension | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.85%	3.25%
U.S. | Salaried pension
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.75%	3.25%
U.S. | OPEB | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.70%	3.20%
U.S. | OPEB | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.00%	3.40%
U.S. | Other benefits | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.45%	3.00%
U.S. | Other benefits | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.75%	3.20%
France | Retirements
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	0.95%	0.95%
France | Other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	0.85%	0.80%
Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.05%	1.00%